Summary of Significant Accounting Policies (Policies)	7 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Income Taxes
Income Taxes

We believe that we will comply with the provisions of the Code applicable to REITs beginning for the year ended December 31, 2013. Accordingly, we believe that we will not be subject to federal income beginning the year ended December 31, 2013 on that portion of our REIT taxable income that is distributed to our shareholders as long as certain asset, income and share ownership tests are met. As a REIT, we generally will not be subject to federal income tax to the extent we distribute our REIT taxable income to our shareholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income tax on our REIT taxable income at regular corporate income tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which qualification is lost unless the IRS grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to shareholders.

Our taxable REIT subsidiaries, if any, will be subject to federal and state income taxes. Income taxes are provided for using the asset and liability method. Deferred tax assets and liabilities will be recognized for the future tax consequences attributable to differences between the Consolidated Financial Statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities will be measured using enacted rates expected to apply to taxable income in the years in which management expects those temporary differences to be recovered or settled. The effect on deferred taxes of a change in tax rates will be recognized in income in the period in which the change occurs. Subject to our judgment, a valuation allowance will be established if realization of deferred tax assets is not more likely than not. We will recognize tax benefits only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority. A tax position that meets this standard will be recognized as the largest amount that exceeds 50 percent likelihood of being realized upon settlement.

Cash Equivalents	Cash Equivalents We consider highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
Concentration of Credit Risk
Concentration of Credit Risk

We maintain our cash and cash equivalents at banking institutions. The account balances at the institutions may exceed FDIC insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage.

Earnings Per Share
Earnings Per Share

Basic earnings per share is computed by dividing net income/(loss) attributable to common stockholders by the weighted average common stock outstanding - basic. Diluted earnings per share is computed by dividing net income/(Loss) attributable to common stockholders by the weighted average common stock outstanding - basic plus the dilutive effect of stock options outstanding using the treasury stock method.

Comprehensive Income
Comprehensive Income

For the period from inception to December 31, 2012, comprehensive income/(loss) equaled net income/(loss); therefore, a separate statement of comprehensive income is not included in our Consolidated Financial Statements.

Expense Reimbursement and Incentive Management Fee
Expense Reimbursement and Incentive Management Fees

Our asset manager's primary business is asset management. In its role as our asset manager, AAMC incurs direct and indirect costs related to managing our business which are contractually reimbursable by us. We allocate indirect costs (e.g. payroll and overhead) by estimating the time incurred for the benefit of each asset under management. We do not reimburse AAMC for any compensation to Mr. Erbey in connection with his role of Chairman of AAMC.

The incentive management fee we pay to AAMC is based on our contractually defined cash available for distribution.

Recent Accounting Pronouncements	Recent Accounting Pronouncements None.